Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Stock-based compensation
Schedule of Employee Stock Option Activity

	2022		2021
	Shares	Average price	Shares	Average price
At January 1	1,517,910	$13	—	$—
Granted	1,514,861	13	1,517,910	13
At December 31	3,032,771	$13	1,517,910	$13

Schedule of Stock Options Outstanding

	Outstanding				Exercisable
		Average	Average life	Intrinsic		Average	Intrinsic
Exercise price	Shares	price	(years)	value[1]	Shares	price	value[1]
$13	3,032,771	$13	5.8	$2,305	505,970	$13	385
1.	Based on the closing market share price on December 31, 2022 of USD $13.76.